Summary of significant accounting policies - Intangible Assets, net (Details)	Dec. 31, 2025
Software | Minimum
Intangible assets, net
Useful life	5 years
Software | Maximum
Intangible assets, net
Useful life	10 years
Copyrights
Intangible assets, net
Useful life	10 years